CAPITAL AND RESERVES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Consideration from employee options settled in cash	$ 673
Cost incurred issue of shares		$ 8
Share repurchased under buyback program	5,375,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorised share capital	200,700,000	200,700,000
Par value of share	$ 0.0109	$ 0.0109
Share issued		322,272
Treasury shares purchased	5,374,692	4,437,740
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Cost incurred issue of shares	$ 7,456,000
Treasury shares purchased	1,343,673	1,109,435